COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
2,464,906	iShares Broad USD High Yield Corporate Bond ETF	$92,175,160
858,061	iShares iBoxx $ High Yield Corporate Bond ETF	69,185,458
712,042	SPDR Bloomberg High Yield Bond ETF(a)	69,217,603
	TOTAL EXCHANGE-TRADED FUNDS (Cost $226,559,385)	230,578,221

	SHORT-TERM INVESTMENTS — 18.7%
	COLLATERAL FOR SECURITIES LOANED - 18.7%
43,322,625	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.73% (Cost $43,322,625)(b),(c)	43,322,625

	TOTAL INVESTMENTS - 118.1% (Cost $269,882,010)	$273,900,846
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.1)%	(42,068,125)
	NET ASSETS - 100.0%	$231,832,721

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $42,432,165.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $43,322,625 at December 31, 2025.

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COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3%
	AEROSPACE & DEFENSE - 4.0%
4,982	Elbit Systems Ltd.	$2,878,151
13,942	Howmet Aerospace, Inc.	2,858,389
		5,736,540
	AUTOMOTIVE - 6.1%
165,116	Garrett Motion, Inc.	2,877,972
1,041,726	Microvast Holdings, Inc.(a)	2,916,833
688,641	Solid Power, Inc.(a)	2,926,724
		8,721,529
	BIOTECH & PHARMA - 4.0%
132,016	Roivant Sciences Ltd.(a)	2,864,747
228,996	Viatris, Inc.	2,851,000
		5,715,747
	CABLE & SATELLITE - 2.0%
256,928	Liberty Global Ltd., Class A(a)	2,862,178

	CHEMICALS - 4.0%
207,440	FMC Corporation	2,877,193
34,999	Qnity Electronics, Inc.	2,857,668
		5,734,861
	COMMERCIAL SUPPORT SERVICES - 4.0%
181,313	AMN Healthcare Services, Inc.(a)	2,857,493
160,310	Enviri Corporation(a)	2,872,755
		5,730,248
	CONSUMER SERVICES - 2.0%
173,515	NIQ Global Intelligence PLC(a)	2,861,262

	ENGINEERING & CONSTRUCTION - 2.0%
8,409	Dycom Industries, Inc.(a)	2,841,401

	FOOD - 2.0%
221,729	Herbalife Ltd.(a)	2,858,087

	HEALTH CARE FACILITIES & SERVICES - 8.0%
352,368	Aveanna Healthcare Holdings, Inc.(a)	2,878,847
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COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.0% (Continued)
76,495	BrightSpring Health Services, Inc.(a)	$2,864,738
267,483	Brookdale Senior Living, Inc.(a)	2,886,141
69,398	Centene Corporation(a)	2,855,728
		11,485,454
	HOUSEHOLD PRODUCTS - 2.0%
924,112	Coty, Inc., Class A(a)	2,846,265

	INSURANCE - 2.0%
147,743	Slide Insurance Holdings, Inc.(a)	2,878,034

	INTERNET MEDIA & SERVICES - 2.0%
9,152	Alphabet, Inc., Class A	2,864,576

	MEDICAL EQUIPMENT & DEVICES - 4.0%
87,580	Axogen, Inc.(a)	2,866,493
99,470	Tactile Systems Technology, Inc.(a)	2,884,630
		5,751,123
	METALS & MINING - 10.1%
33,560	Anglogold Ashanti PLC	2,861,997
65,795	Barrick Mining Corporation	2,865,372
57,260	MP Materials Corporation(a)	2,892,775
28,614	Newmont Corporation	2,857,108
554,109	NioCorp Developments Ltd.(a)	2,936,778
		14,414,030
	OIL & GAS PRODUCERS - 4.0%
96,717	Delek US Holdings, Inc.	2,868,626
104,897	PBF Energy, Inc., Class A	2,844,807
		5,713,433
	RENEWABLE ENERGY - 4.0%
254,192	Eos Energy Enterprises, Inc.(a)	2,913,040
99,921	SolarEdge Technologies, Inc.(a)	2,882,721
		5,795,761
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COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
23,315	Dollar Tree, Inc.(a)	$2,867,978

	RETAIL - DISCRETIONARY - 4.0%
73,323	Advance Auto Parts, Inc.	2,881,594
111,338	National Vision Holdings, Inc.(a)	2,874,747
		5,756,341
	SEMICONDUCTORS - 4.0%
10,059	Micron Technology, Inc.	2,870,939
24,267	Tower Semiconductor Ltd.(a)	2,849,431
		5,720,370
	SOFTWARE - 10.1%
175,967	Accelerant Holdings(a)	2,877,060
81,663	Clear Secure, Inc., Class A	2,864,738
576,408	Digital Turbine, Inc.(a)	2,882,040
61,953	Hinge Health, Inc.(a)	2,877,717
183,755	Omada Health, Inc.(a)	2,899,654
		14,401,209
	TECHNOLOGY SERVICES - 10.0%
113,951	Chime Financial, Inc.(a)	2,868,147
148,972	CompoSecure, Inc.(a)	2,872,180
42,585	Fiserv, Inc.(a)	2,860,434
99,851	Klarna Group PLC(a)	2,886,693
250,853	Terawulf, Inc.(a)	2,882,301
		14,369,755
	TRANSPORTATION & LOGISTICS - 4.0%
85,057	Okeanis Eco Tankers Corporation	2,878,329
135,321	ZIM Integrated Shipping Services Ltd.	2,872,865
		5,751,194

	TOTAL COMMON STOCKS (Cost $143,125,704)	143,677,376

	TOTAL INVESTMENTS - 100.3% (Cost $143,125,704)	$143,677,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(492,087)
	NET ASSETS - 100.0%	$143,185,289

Ltd.	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

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